UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number       811-09709
                                                    ----------------------------

                      Highland Floating Rate Advantage Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                   Date of reporting period: FEBRUARY 28, 2006
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 HIGHLAND FUNDS
                  managed by Highland Capital Management, L.P.


                     HIGHLAND FLOATING RATE ADVANTAGE FUND
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2006

--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

TABLE OF CONTENTS

Fund Profile ..............................................................   1

Financial Statements ......................................................   2

    Investment Portfolio ..................................................   3

    Statement of Assets and Liabilities ...................................  13

    Statement of Operations ...............................................  14

    Statements of Changes in Net Assets ...................................  15

    Statement of Cash Flows ...............................................  17

    Financial Highlights ..................................................  18

    Notes to Financial Statements .........................................  22

Important Information About This Report ...................................  28


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND


OBJECTIVE
To provide a high level of current income consistent with preservation of capital.

TOTAL NET ASSETS
(AS OF 02/28/06)
$1,236.4 million



The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.


QUALITY BREAKDOWN AS OF 02/28/06 (%)
Ba                        16.0
-------------------------------
B                         62.8
-------------------------------
Caa                        6.5
-------------------------------
NR                        14.7
-------------------------------

TOP 5 SECTORS AS OF 02/28/06 (%)
Cable                     11.0
-------------------------------
Utilities                  9.5
-------------------------------
Retail                     8.8
-------------------------------
Housing                    7.8
-------------------------------
Telecommunications         6.9
-------------------------------


TOP 10 HOLDINGS AS OF 02/28/06 (%)
Georgia-Pacific Corp., First Lien Term Loan, 02/14/13                           2.2
------------------------------------------------------------------------------------
Blockbuster Entertainment Corp., Tranche B Term Loan, 8.73%, 08/20/11           2.1
------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., Initial Term Loan, 9.81%, 03/31/11                2.0
------------------------------------------------------------------------------------
United Air Lines, Inc., Tranche B Term Loan, 8.63%, 02/01/12                    2.0
------------------------------------------------------------------------------------
DS Waters Enterprises LP, Term Loan, 9.03%, 11/07/09                            1.9
------------------------------------------------------------------------------------
Millennium Digital Media Systems LLC, Facility B Term Loan, 10/31/08            1.7
------------------------------------------------------------------------------------
Georgia-Pacific Corp., Second Lien Term Loan, 02/14/14                          1.7
------------------------------------------------------------------------------------
Charter Communications Operating LLC, Tranche B Term Loan, 7.92%, 04/07/11      1.6
------------------------------------------------------------------------------------
NRG Energy, Inc., Term Loan, 6.57%, 02/01/13                                    1.3
------------------------------------------------------------------------------------
Resorts International Holdings Ltd., Second Lien Term Loan, 12.03%, 04/26/13    1.2
------------------------------------------------------------------------------------






Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND


A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS


INVESTMENT PORTFOLIO      The Investment Portfolio details all of the Fund's
                          holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.


STATEMENT OF ASSETS AND   This statement details the Fund's assets, liabilities,
LIABILITIES               net assets and share price for each share class as of
                          the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities
                          (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

STATEMENT OF OPERATIONS   This statement details income earned by the Fund and
                          the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.


STATEMENTS OF CHANGES     These statements demonstrate how the Fund's net assets
IN NET ASSETS             were affected by its operating results, distributions
                          to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net cash and
                          foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.

FINANCIAL HIGHLIGHTS      The Financial Highlights demonstrate how the Fund's
                          net asset value per share was affected by the fund's operating results. The Financial Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).


NOTES TO FINANCIAL        These notes disclose the organizational background of
STATEMENTS                the Fund, its significant accounting policies
                          (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO (UNAUDITED)
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (A) - 115.0%
AEROSPACE - AEROSPACE/DEFENSE - 1.2%
    7,980,000     DeCrane Aircraft Holdings, Inc.
                    First  Lien Term Loan,
                    8.78%, 03/31/08 ...........................      8,009,925
                  IAP Worldwide Services, Inc.
    2,000,000       First Lien Term Loan,
                    7.63%, 12/30/12 ...........................      2,027,500
    1,500,000       Second Lien Term Loan,
                    12.63%, 06/20/13 ..........................      1,538,130
    2,971,765     Vought Aircraft Industries, Inc.
                    Term Loan, 7.11%, 12/22/11 ................      2,999,254
                                                                 -------------
                                                                    14,574,809
                                                                 -------------
AEROSPACE - AIRLINES - 2.8%
      997,481     American Airlines, Inc.
                    Term Facility, 9.79%, 12/17/10 ............      1,014,518
                  Continental Airlines, Inc.
      857,143       Tranche A-1 Term Loan,
                    9.79%, 06/01/11 ...........................        872,143
    2,142,857       Tranche A-2 Term Loan,
                    9.79%, 06/01/11 ...........................      2,180,357
                  Northwest Airlines, Inc.
    3,000,000       Tranche A Term Loan,
                    11/23/09 (b) ..............................      3,045,000
    2,000,000       Tranche C Term Loan,
                    10.82%, 11/23/10 ..........................      2,035,000
   24,500,000     United Air Lines, Inc.
                    Tranche B Term Loan,
                    8.63%, 02/01/12 ...........................     24,949,330
                                                                 -------------
                                                                    34,096,348
                                                                 -------------
BROADCASTING - 2.3%
    1,000,000     Enterprise NewsMedia LLC
                    Term Loan, 7.53%, 06/30/12 ................      1,012,500
    1,000,000     NextMedia Operating, Inc.
                    Second Lien Term Loan,
                    9.07%, 11/15/13 ...........................      1,017,500
   11,000,000     Paxson Communications Corp.
                    First  Lien Term Loan,
                    7.78%, 01/15/12 ...........................     11,043,340
    2,977,500     Spanish Broadcasting Systems, Inc.
                    First Lien Term Loan,
                    6.28%, 06/10/12 ...........................      3,015,969
   11,985,000     Young Broadcasting, Inc.
                    Term Loan, 6.81%, 11/03/12 (b) ............     12,030,063
                                                                 -------------
                                                                    28,119,372
                                                                 -------------
CABLE - INTERNATIONAL CABLE - 2.3%
    4,991,627     Adelphia Communications Corp.
                    Tranche B DIP Term Loan,
                    6.88%, 03/31/06 ...........................      5,016,585
    2,000,000     Liberty Cablevision of Puerto
                    Rico, Ltd.
                    Term Loan, 02/13/13 (b) ...................      2,020,000
    5,000,000     NTL Investment Holdings Ltd.
                    B2 Sub-Tranche,
                    7.57%, 04/14/12 ...........................      5,028,100
    2,962,500     Puerto Rico Cable Acquisition
                    Co., Inc.
                    First Lien Term Loan,
                    7.25%, 07/28/11 ...........................      2,997,694
                  San Juan Cable, LLC
    2,500,000       First Lien Term Loan,
                    9.94%, 10/31/12 ...........................      2,531,250


PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

CABLE - INTERNATIONAL CABLE (continued)
                  San Juan Cable, LLC (continued)
    2,500,000       Second Lien Term Loan,
                    6.44%, 10/31/13 ...........................      2,515,100
                  UPC Broadband Holding BV
    6,965,000       Facility F2, 8.03%, 03/31/09 ..............      7,055,545
    1,500,000       Facility H2, 7.28%, 09/30/12 ..............      1,515,420
                                                                 -------------
                                                                    28,679,694
                                                                 -------------
CABLE - US CABLE - 8.4%
    2,500,000     Atlantic Broadband Finance LLC
                    Tranche B-1 Term Loan,
                    7.20%, 09/01/11 ...........................      2,546,875
    3,500,000     Bresnan Communications LLC
                    Tranche B Term Loan,
                    8.07%, 09/30/10 ...........................      3,542,420
    6,386,250     Cebridge Connections, Inc.
                    Second Lien Term Loan,
                    10.43%, 02/23/10 ..........................      6,641,700
                  Century Cable Holdings LLC
    1,000,000       Discretionary Term Loan,
                    9.50%, 12/31/09 ...........................        985,000
    2,500,000       Revolver, 8.50%, 03/31/09 .................      2,433,600
   15,833,333       Term Loan, 9.50%, 06/30/09 (b) ............     15,552,292
                  Charter Communications
                    Operating LLC
    4,993,791       Tranche A Term Loan,
                    7.67%, 04/27/10 ...........................      5,020,758
   19,825,471       Tranche B Term Loan,
                    7.92%, 04/07/11 (b) .......................     20,045,137
    5,549,406     Knology, Inc.
                    Second Lien Term Loan,
                    14.66%, 06/29/11 ..........................      6,048,852
    3,447,697     Mediacom Broadband Group
                    Tranche C Term Loan,
                    6.69%, 09/30/10 ...........................      3,493,206
    1,980,000     Mediacom Illiniois, LLC
                    Tranche B Term Loan,
                    6.79%, 03/31/13 ...........................      2,007,225
                  Northland Cable Television, Inc.
    5,000,000       First Lien Term Loan B,
                    10.50%, 12/22/12 ..........................      5,012,500
    6,000,000       Second Lien Term Loan,
                    14.00%, 06/22/13 ..........................      6,000,000
                  Olympus Cable Holdings LLC
    9,000,000       Term Loan A, 8.75%, 06/30/10 (b) ..........      8,830,440
    7,000,000       Term Loan B, 9.50%, 09/30/10 ..............      6,892,830
    1,985,000     Rainbow National Services LLC
                    Term Loan B, 7.38%, 03/31/12 ..............      2,012,552
    6,385,020     WideOpenWest LLC
                    Term Loan B, 7.55%, 06/22/11 ..............      6,404,941
                                                                 -------------
                                                                   103,470,328
                                                                 -------------
CHEMICALS - COMMODITY & FERTILIZER - 1.0%
    5,515,382     Celanese
                    Dollar Term Loan B,
                    6.53%, 04/06/11 ...........................      5,583,828
    1,533,694     Cognis Corp.
                    Dollar Facility B,
                    7.42%, 03/31/12 ...........................      1,553,509
    5,109,635     Huntsman International LLC
                    Term B Dollar Loan,
                    6.32%, 08/16/12 ...........................      5,143,359
                                                                 -------------
                                                                    12,280,696
                                                                 -------------

                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 3

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS - SPECIALTY CHEMICALS - 3.4%
                  Basell BV
      250,000       Facility B4 USD, 7.31%, 08/01/13 ..........        253,710
      250,000       Facility C4 USD, 7.67%, 08/01/14 ..........        253,710
                  Basell USA, Inc.
    1,250,001       Facility B2, 7.67%, 08/01/13 ..............      1,267,264
    1,250,000       Facility C2, 7.67%, 08/01/14 ..............      1,269,825
                  Brenntag Holding GMBH & Co.
      589,091       Acquisition Facility,
                    7.07%, 01/17/14 ...........................        598,664
    2,410,909       Facility B2 Term Loan,
                    7.07%, 01/17/14 ...........................      2,457,922
     1,000,000      Second Lien Dollar Facility,
                    11.07%, 06/22/15 ..........................      1,030,380
                  Ineos US Finance LLC
    2,000,000       Term Loan A4, 6.83%, 12/14/12 .............      1,998,440
    7,500,000       Term Loan B2, 6.83%, 12/14/13 (b) .........      7,603,200
    7,500,000       Term Loan C2, 7.33%, 12/14/14 (b) .........      7,576,275
    4,500,000     ISP Chemco, Inc.
                    Term Loan, 02/16/13 (b) ...................      4,542,210
    3,934,072     Kraton Polymers Group of Cos.
                    Term Loan, 7.02%, 12/23/10 ................      3,993,083
                  Nalco Co.
      718,174       Tranche A-1 Term Loan,
                    7.07%, 11/04/09 ...........................        723,560
    2,061,824       Tranche B Term Loan,
                    6.34%, 11/04/10 ...........................      2,087,452
    6,455,000     Rockwood Specialties Group, Inc.
                    Tranche E Term Loan,
                    6.67%, 07/30/12 (b) .......................      6,543,756
                                                                 -------------
                                                                    42,199,451
                                                                 -------------
CONSUMER DURABLES - 0.6%
    4,000,000     Rexair LLC
                    Second Lien Term Loan,
                    11.69%, 06/30/11 ..........................      4,000,000
                  Ruby Cone I AB
    2,000,000       Facility B1 Term Loan, 7.50%, 06/01/13 ....      2,008,500
    1,633,901       Facility C1 Term Loan, 7.50%, 06/01/14 ....      1,646,156
                                                                 -------------
                                                                     7,654,656
                                                                 -------------
CONSUMER NON-DURABLES - OTHER NON-DURABLES - 5.4%
    2,772,516     American Achievement Corp.
                    Tranche B Term Loan, 6.92%, 09/29/12 ......      2,821,035
    2,000,000     Amscan Holdings
                    Term Loan B, 7.77%, 12/23/12 ..............      1,982,500
   23,971,390     DS Waters Enterprises LP
                    Term Loan, 9.03%, 11/07/09 (b) ............     23,252,248
   12,561,765     Eastman Kodak Co.
                    Term B-1 Advance, 6.72%, 10/18/12 (b) .....     12,703,838
    5,649,375     Hillman Group, Inc.
                    Term Loan B, 7.69%, 03/31/11 ..............      5,744,736
    1,000,000     Jarden Corp
                    Term Loan B1, 01/24/12 (b) ................      1,011,150
    1,970,000     Kranson Industries, Inc.
                    Term Loan, 7.28%, 07/30/11 ................      1,994,625
    2,000,000     MD Beauty, Inc.
                    Second Lien Term Loan, 11.67%, 02/18/13 ...      2,023,760

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

CONSUMER NON-DURABLES - OTHER NON-DURABLES
    (CONTINUED)
    1,970,800     Polaroid Corp.
                    Term Loan, 11.63%, 04/27/11 ...............      1,975,727
    2,942,575     Prestige Brands Holdings, Inc.
                    Tranche B Term Loan, 7.24%, 04/06/11 ......      2,977,533
    2,875,000     Revlon Consumer Products Corp.
                    Term Loan, 10.50%, 07/09/10 ...............      2,962,458
    4,870,152     Solo Cup, Inc.
                    Term B1 Loan, 7.03%, 02/27/11 .............      4,919,730
                  Technical Concepts, LLC
      952,381       U. S. Dollar Term Loan A,
                    7.82%, 02/15/11 ...........................        953,571
      863,095       U. S. Dollar Term Loan B,
                    6.07%, 02/15/13 ...........................        864,174
                                                                 -------------
                                                                    66,187,085
                                                                 -------------
CONSUMER NON-DURABLES - TEXTILES - 0.4%
    2,000,000     Camelbak Products, Inc.
                    Second Lien Term Loan,
                    6.50%, 02/04/12 ...........................      1,920,000
    2,962,121     Levi Strauss & Co.
                    Tranche A Term Loan,
                    11.52%, 09/29/09 ..........................      3,051,725
                                                                 -------------
                                                                     4,971,725
                                                                 -------------
DIVERSIFIED MEDIA - 4.8%
    1,772,946     Adams Outdoor Advertising LP
                    Term Loan, 6.62%, 10/15/11 ................      1,798,795
    5,964,375     American Lawyer Media Holdings, Inc.
                    First Lien Term Loan, 7.03%, 03/05/10 .....      5,979,286
    1,480,152     Day International, Inc.
                    First Lien U S Term Loan, 7.03%, 12/05/12 .      1,499,128
    2,500,000     Deluxe Canada Holdings, Inc.
                    First Lien Tranche C Term Loan,
                    8.33%, 01/28/11 ...........................      2,525,000
    1,963,873     Herald Media, Inc.
                    First Lien Term Loan, 7.28%, 07/22/11 .....      1,973,083
    5,500,000     HIT Entertainment PLC
                    Second Lien Term Loan, 9.97%, 02/26/13 ....      5,552,140
    4,000,000     Merrill Communications LLC
                    Combined Term Loan, 6.86%, 05/15/11 .......      4,040,640
    9,505,000     Metro-Goldwyn-Mayer Holdings,
                    Inc./LOC Acquisition Co.
                    Tranche B Term Loan, 6.78%, 04/08/12 ......      9,614,498
                  North American Membership Group, Inc.
    1,000,000       First Lien Tranche B Term Loan,
                    7.78%, 05/19/11 ...........................        995,000
    3,000,000       Second Lien Term Loan, 12.03%, 11/18/11 ...      2,985,000
    2,500,000     PBI Media, Inc.
                    Second Lien Term Loan, 10.67%, 09/30/13 ...      2,464,600
    6,000,000     PRIMEDIA, Inc.
                    Term Loan B, 09/30/13 (b) .................      5,943,000
    1,000,000     R H Donnelley, Inc.
                    Tranche D-1 Term Loan, 6.01%, 06/30/11 ....      1,005,620

4  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
DIVERSIFIED MEDIA (CONTINUED)
    6,422,391     Six Flags Theme Parks, Inc.
                    Tranche B Term Loan, 7.11%, 06/30/09 ......      6,506,653
    3,754,023     VISANT Corp.
                    Tranche C Term Loan, 6.78%, 10/04/11 ......      3,808,006
    2,909,552     Warner Music Group
                    Term Loan, 6.67%, 02/28/11 ................      2,943,652
                                                                 -------------
                                                                    59,634,101
                                                                 -------------
ENERGY - EXPLORATION & PRODUCTION - 2.5%
    9,925,000     ATP Oil & Gas Corp.
                    Term Loan, 9.80%, 04/14/10 ................     10,229,003
    4,488,750     Cheniere LNG Holdings LLC
                    Term Loan, 6.95%, 08/31/12 ................      4,546,251
                  Targa Resources, Inc.
    2,000,000       Asset Bridge Term Loan, 6.83%, 10/31/07 ...      2,007,500
    1,161,290       Synthetic Term Loan, 4.40%, 10/31/12 ......      1,175,806
    4,826,613       Term Loan, 6.74%, 10/31/12 ................      4,891,000
    6,000,000     TARH E&P Holdings, LP
                    Second Lien Term Loan, 10.25%, 11/15/10 ...      6,015,000
    1,828,312     Williams Production RMT Co.
                    Term Loan C, 6.82%, 05/30/07 ..............      1,854,604
                                                                 -------------
                                                                    30,719,164
                                                                 -------------
ENERGY - OTHER ENERGY - 1.2%
    2,487,500     Carrizo Oil & Gas, Inc.
                    Second Lien Term Loan, 10.53%, 07/21/10 ...      2,559,016
                  Coffeyville Resources LLC
      597,004     First Lien Tranche B Term Loan,
                    7.07%, 06/24/12 ...........................        605,774
      400,000     Funded Letter of Credit, 4.46%, 06/24/11 ....        406,000
    7,500,000       Second Lien Term Loan, 11.31%, 06/24/13 ...      7,750,800
    2,000,000     MarkWest Energy Operating, LLC
                    Term Loan, 6.82%, 12/29/10 ................      2,020,000
    1,661,301     SemCrude LPU S Term Loan, 6.75%, 03/16/11 ...      1,685,190
                                                                 -------------
                                                                    15,026,780
                                                                 -------------
ENERGY - REFINING - 0.3%
    4,000,000     Hawkeye Renewables, LLC
                    Term Loan, 7.84%, 01/31/12 ................      3,987,520
                                                                 -------------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------
ENERGY - SERVICE & EQUIPMENT - 0.9%
    2,992,500     Complete Production Services
                    Term B Facility, 7.28%, 09/12/12 ..........      3,031,762
      325,216     Dresser, Inc.
                    Term Loan C, 7.11%, 04/10/09 ..............        330,637
    6,000,000     Petroleum Geo-Services ASA/PGS Finance, Inc.
                    Term Loan, 7.00%, 12/16/12 ................      6,082,500
    1,250,000     Vetco International Holdings, Inc. (DE)
                    Second Lien Term D Loan, 9.70%, 01/12/14 ..      1,272,925
                                                                 -------------
                                                                    10,717,824
                                                                 -------------
FINANCIAL - 2.0%
                  American Wholesale Insurance Group, Inc.
      997,500       First Lien Term Loan A,
                    7.74%, 10/27/11 ...........................      1,002,487
    2,000,000       Second Lien Term Loan B,
                    11.99%, 04/27/12 ..........................      2,005,000
    2,962,500     Arias Acquisitions, Inc.
                    Term Loan, 8.28%, 07/26/11 ................      2,958,797
    4,745,565     Conseco, Inc.
                    Term Loan, 6.57%, 06/22/10 (b) ............      4,787,136
    5,000,000     Crump Group, Inc.
                    Tranche B Term Loan, 7.55%, 12/19/12 ......      5,037,500
    4,378,947     Flatiron Re Ltd.
                    Closing Date Term Loan, 8.81%, 12/20/10 ...      4,422,737
    2,000,000     LPL Holdings, Inc.
                    Tranche B Term Loan, 7.88%, 06/28/13 ......      2,007,080
    1,906,111     Mitchell International, Inc.
                    Term Loan, 6.53%, 08/15/11 ................      1,933,521
      858,981     Outsourcing Solutions, Inc.
                    Term Loan, 9.11%, 09/30/10 ................        861,129
                                                                 -------------
                                                                    25,015,387
                                                                 -------------
FOOD AND DRUG - 2.0%
    1,478,261     Bi-Lo LLC
                    Term Loan, 8.54%, 07/01/11 ................      1,481,957
    3,000,000     CTI Food Holdings Co. LLC
                    Second Lien Secured Term Loan,
                    10.31%, 06/02/12 ..........................      3,060,000
    3,649,239     Duloxetine Royalty SubTerm Loan,
                    9.10%, 10/18/13 ...........................      3,667,485
    1,000,000     Harlan Sprague Dawley, Inc.
                    Term Loan, 7.12%, 12/19/11 ................      1,011,880
    4,830,045     Jean Coutu Group, Inc.
                    Term Loan B, 6.94%, 07/30/11 ..............      4,894,478
    1,967,531     Leiner Health Products Group, Inc.
                    Tranche B Term Loan, 7.70%, 05/27/11 ......      2,000,743
    4,563,758     Michael Foods, Inc.
                    Term Loan B-1, 6.66%, 11/21/10 ............      4,627,650
                  Vitaquest International, Inc.
    1,962,314       First Lien Term Loan,
                    7.94%, 03/07/11 ...........................      1,957,409
    1,500,000       Second Lien Term Loan,
                    11.57%, 03/07/12 ..........................      1,417,500
                                                                 -------------
                                                                    24,119,102
                                                                 -------------

                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  5

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.9%
      995,000     AFC Enterprises, Inc.
                    Tranche B Term Loan, 6.81%, 05/09/11 ......      1,007,437
      989,167     Commonwealth Brands, Inc.
                    Term Loan, 7.00%, 12/22/12 ................      1,002,145
    3,770,176     Dr. Pepper/Seven Up Bottling Group, Inc.
                    Tranche B Term Loan, 6.57%, 12/19/10 ......      3,827,181
    3,750,000     National Distributing Co., Inc.
                    Second Lien Term Loan, 11.11%, 06/01/10 ...      3,759,375
    1,235,294     Sunny Delight Beverages Co.
                    First Lien Term Loan, 8.61%, 08/20/10 .....      1,226,029
                                                                 -------------
                                                                    10,822,167
                                                                 -------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 2.0%
    3,616,875     Chiquita Brands, LLC
                    Term C Loan, 6.61%, 06/28/12 ..............      3,659,048
                  Krispy Kreme Doughnuts, Inc.
      800,000       Second Lien Tranche A
                    Credit Link Deposit, 4.57%, 04/01/10 ......        828,000
    3,176,000       Second Lien Tranche B Term Loan,
                    11.92%, 04/01/10 ..........................      3,287,160
   10,195,601     Merisant Co.Tranche B Term Loan,
                    7.92%, 01/11/10 ...........................      9,789,918
    3,958,393     Michelina's
                    Term Loan, 7.50%, 04/02/11 ................      4,012,821
    2,839,346     Pinnacle Foods Holding Corp.
                    Term Loan, 7.78%, 11/25/10 ................      2,882,646
                                                                 -------------
                                                                    24,459,593
                                                                 -------------
FOOD/TOBACCO - RESTAURANTS - 1.3% Buffets, Inc.
      500,000     Synthetic Letters of Credit,
                    3.92%, 06/28/09 ...........................        505,000
    3,669,821       Term Loan, 8.19%, 06/28/09 ................      3,706,519
    2,790,000     Captain D's Inc., LLC
                    First Lien Term Loan, 8.36%, 12/27/10 .....      2,817,900
    2,658,333     Caribbean Restaurant LLC
                    Tranche B Term Loan, 7.32%, 06/30/09 ......      2,685,475
    4,000,00      El Pollo Loco, Inc.
                    Term Loan, 7.56%, 11/18/11 ................      4,055,000
    1,500,000     Garden Fresh Restaurant Corp.
                    First Lien Term Loan B, 7.82%, 06/22/11 ...      1,503,750
    1,000,000     New World Restaurant Group, Inc.
                    First Lien Term Loan, 9.50%, 03/31/11 .....      1,007,500
                                                                 -------------
                                                                    16,281,144
                                                                 -------------
FOREST PRODUCTS - PACKAGING - 5.6%
    2,985,000     Berry Plastics Corp.
                    Term Loan, 6.45%, 12/02/11 ................      3,027,924
    2,867,721     Consolidated Container Co. LLC
                    Term Loan, 7.50%, 12/15/08 ................      2,882,060


PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

FOREST PRODUCTS - PACKAGING (CONTINUED)
                  Georgia-Pacific Corp.
   27,500,000       First Lien Term Loan, 02/14/13 (b) ........     27,737,600
   20,000,000       Second Lien Term Loan, 02/14/14 (b) .......     20,430,400
   11,378,797     Graham Packaging Co.
                    Term Loan B, 6.84%, 10/07/11 (b) ..........     11,535,255
                  JSG Acquisitions (Smurfit Kappa)
    1,000,000       B1 Term Loan Facility, 12/01/13 (b) .......      1,015,000
    1,000,000       C1 Term Loan Facility, 12/01/13 (b) .......      1,015,000
    1,965,000     U.S. Can Corp.
                    Term Loan B, 8.36%, 01/10/10 ..............      1,982,194
                                                                 -------------
                                                                    69,625,433
                                                                 -------------
FOREST PRODUCTS - PAPER - 0.8%
    3,238,331     Appleton Papers, Inc.
                    Term Loan, 6.58%, 06/11/10 ................      3,276,803
    3,495,833     Graphic Packaging International, Inc.
                    Tranche C Term Loan, 6.98%, 08/09/10 ......      3,556,311
    2,985,000     NewPage Corp.
                    Term Loan, 7.56%, 05/02/11 ................      3,029,775
                                                                 -------------
                                                                     9,862,889
                                                                 -------------
GAMING/LEISURE - GAMING - 4.1%
    2,986,125     CCM Merger, Inc./MotorCity Casino
                    Term Loan B, 6.57%, 04/25/12 ..............      3,009,656
    3,243,495     Global Cash Access LLC
                    Term Loan B, 6.86%, 03/10/10 ..............      3,284,038
    3,930,300     Green Valley Ranch Gaming LLC
                    Term Loan, 6.53%, 12/22/10 ................      3,984,342
   13,954,971     OpBiz LLC
                    Term Loan A, 7.53%, 08/31/10 ..............     13,681,733
    1,995,000     Penn National Gaming, Inc.
                    Term Loan B, 6.38%, 10/03/12 ..............      2,023,489
                  Resorts International Holdings Ltd.
   16,102,206       Second Lien Term Loan, 12.03%, 04/26/13 (b)     15,095,818
    4,903,089       Term Loan B, 7.53%, 04/26/12 ..............      4,892,400
    4,000,000     Wynn Las Vegas LLC
                    Term Loan, 6.75%, 12/14/11 ................      4,045,520
                                                                 -------------
                                                                    50,016,996
                                                                 -------------
GAMING/LEISURE - OTHER LEISURE - 2.8%
    3,178,184     AMF Bowling Worldwide, Inc.
                    Term Loan B, 7.61%, 08/27/09 ..............      3,215,941
    2,325,000     BRE/ESA Mezz5 LLC
                    Mezzanine D Loan, 8.00%, 07/11/08 .........      2,330,812
    12,675,000    BRE/Homestead MEZZ 4 LLC
                    Mezzanine D Loan, 8.00%, 07/11/08 .........     12,706,688
    1,500,000     Century California Subsidiary, Inc.
                    Term Loan B, 03/01/13 (b) .................      1,500,000
                  Fontainebleu Florida Hotel LLC
    3,000,000       Tranche A Term Loan, 7.49%, 05/11/08 ......      3,000,000
    2,000,000       Tranche B Term Loan, 7.49%, 05/11/08 ......      2,000,000
    3,486,250     Kuilima Resort Co.
                    First Lien Term Loan, 7.36%, 09/30/10 .....      3,516,755
    2,200,063     Oak Hill Capital Partners
                    Mezzanine Loan, 9.47%, 02/09/07 ...........      2,200,063

6  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
    2,000,000     Southwest Sports Group LLC
                    Term Loan, 7.07%, 12/22/10 ................      2,025,000
    1,741,250     Trump Entertainment Resorts, Inc.
                    Term Loan B-1, 7.17%, 05/20/12 ............      1,760,856
                                                                 -------------
                                                                    34,256,115
                                                                 -------------
HEALTHCARE - ACUTE CARE - 1.2%
    4,286,361     Alliance Imaging, Inc.
                    Tranche C1 Term Loan, 7.18%, 12/29/11 .....      4,290,819
    2,000,000     Ameripath, Inc.
                    Tranche B Term Loan, 6.57%, 10/31/12 ......      2,025,940
    2,000,000     Capella Healthcare, Inc.
                    First Lien Term Loan, 7.45%, 11/30/12 .....      2,018,760
                  Cornerstone Healthcare Group Holding, Inc.
    1,008,629       Senior Subordinated
                    Unsecured Notes, 14.00%, 07/15/12 (c) .....        988,457
    1,977,119       Term Loan, 8.64%, 07/15/11 ................      1,962,290
    2,053,676     DaVita, Inc.
                    Tranche B Term Loan, 6.79%, 10/05/12 ......      2,086,125
    2,000,000     MMM Holding, Inc./NAMM Holdings, Inc.
                    Term Loan, 8.03%, 08/22/11 ................      2,015,000
                                                                 -------------
                                                                    15,387,391
                                                                 -------------
HEALTHCARE - ALTERNATE SITE SERVICES - 3.0%
    1,442,482     American HomePatient, Inc.
                    Secured Promissory Note,
                    6.79%, 08/01/09 (c) .......................      1,442,482
    2,127,857     American Medical Response, Inc.
                    Term Loan, 5.25%, 02/10/12 ................      2,154,455
    2,000,000     CRC Health Corp.
                    New Term Loan, 6.81%, 05/11/11 ............      2,025,000
    6,500,000     FHC Health Systems, Inc.
                    Third Lien Term Loan, 13.41%, 02/09/11 ....      6,642,500
    1,000,000     Gentiva Health Services, Inc.
                    Term Loan, 03/31/13 (b) ...................      1,000,000
    1,964,823     Hanger Orthopedic Group, Inc.
                    Tranche B Term Loan, 8.27%, 09/30/09 ......      1,994,296
                  HealthSouth Corp.
    6,268,500       Term Loan, 7.11%, 06/14/07 ................      6,452,669
    1,700,000       Tranche B Term Loan, 4.12%, 03/21/10 ......      1,704,250
    4,488,750     Renal Advantage, Inc.
                    Tranche B Term Loan, 7.07%, 10/06/12 ......      4,533,638
                  Rural/Metro Operating Co. LLC
      720,588       Letter of Credit Term Loan, 4.42%, 03/04/11        731,397
    2,305,882       Term Loan, 7.11%, 03/04/11 ................      2,340,471
    1,990,000     Skilled Healthcare LLC
                    First Lien Term Loan, 7.25%, 06/15/12 .....      2,011,134

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------
HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
    2,000,000     Triumph Healthcare Second
                    Holdings, LLC
                    Second Lien Term Loan, 13.06%, 08/31/12 ...      1,903,320
    2,669,346     Youth & Family Centered Services, Inc.
                    Term Loan B, 8.69%, 05/28/11 ..............      2,662,672
                                                                 -------------
                                                                    37,598,284
                                                                 -------------
HEALTHCARE - MEDICAL PRODUCTS - 1.6%
    1,950,000     Bradley Pharmaceuticals, Inc.
                    Term Loan, 8.75%, 11/14/10 ................      1,954,875
                  Carl Zeiss TopCo GmbH/US Newco
    1,000,000       Term B U S Dollar Loan, 6.95%, 05/04/13 ...      1,003,750
    2,000,000       Term C U S Dollar Loan, 7.45%, 05/04/14 ...      2,015,000
                  CCS Medical, Inc.
    3,500,000       First Lien Term Loan, 7.78%, 09/30/12 .....      3,476,690
    1,250,000       Second Lien Term Loan, 12.53%, 03/30/13 ...      1,156,250
    1,140,945     Encore Medical IHC, Inc.
                    Term Loan, 7.54%, 10/04/10 ................      1,153,780
    2,481,250     Reliant Pharmaceuticals, Inc.
                    First Lien Term Loan, 14.08%, 06/30/08 ....      2,506,063
                  Warner Chilcott Co., Inc.
       98,800     Dovobet Delayed Draw
                    Term Loan, 7.44%, 01/18/12 ................         99,355
      493,925     Dovonex Delayed Draw Term Loan,
                    7.36%, 01/18/12 (h) .......................        496,701
    3,654,483       Tranche B Acquisition Date Term Loan,
                    7.36%, 01/18/12 ...........................      3,680,759
    1,472,578     Warner Chilcott Corp.
                    Tranche C Acquisition Date
                    Term Loan, 7.28%, 01/18/12 ................      1,484,094
      680,290     Warner Chilcott Holdings Co. III, Ltd.
                    Tranche D Acquisition Date
                    Term Loan, 7.28%, 01/18/12 ................        685,610
                                                                 -------------
                                                                    19,712,927
                                                                 -------------
HOUSING - BUILDING MATERIALS - 2.4%
    8,844,047     Atrium Cos., Inc.
                    Term Loan, 7.84%, 12/28/11 ................      8,844,047
    1,000,000     Contech Construction Products
                    New Term Loan, 6.69%, 01/31/13 ............      1,013,750
    1,899,968     Custom Building Products, Inc.
                    First Lien Term Loan, 6.78%, 10/20/11 .....      1,910,646
    1,871,227     Lake at Las Vegas Joint Venture
                    First Lien Term Loan, 7.45%, 11/01/09 .....      1,876,298
      985,000     Nortek Holdings, Inc.
                    Term Loan, 6.94%, 08/27/11 ................        995,096
                  PGT Industries, Inc.
    1,000,000       First Lien Tranche A-2 Term Loan,
                    7.75%, 02/14/12 ...........................      1,015,000
    1,000,000       Second Lien Term Loan,
                    11.75%, 08/14/12 ..........................      1,018,750
    2,493,750     Pivotal Group Promotory
                    First Lien Term Loan, 7.36%, 08/31/10 .....      2,485,969
    5,000,000     Ply Gem Industries, Inc.
                    U S Term Loan, 02/24/13 (b) ...............      5,000,000

                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
HOUSING - BUILDING MATERIALS (CONTINUED)
    3,000,000     Propex Fabrics
                    Tranche B Term Loan, 07/31/12 (b) .........      3,030,000
      980,000     St. Mary's Cement, Inc.
                    Tranche B Term Loan, 6.53%, 12/04/09 ......        995,935
                  Stile Acquisition Corp.
    1,485,842       Canadian Term Loan, 6.63%, 04/06/13 .......      1,459,840
      494,183       U S Term Loan, 6.63%, 04/06/13 ............        486,187
                                                                 -------------
                                                                    30,131,518
                                                                 -------------
HOUSING - REAL ESTATE DEVELOPMENT - 5.4%
    2,500,000     BioMed Realty LP
                    Senior Secured Term Loan, 6.82%, 05/31/10 .      2,506,250
    2,657,927     CB Richard Ellis Services, Inc.
                    Term Loan, 6.57%, 03/31/10 ................      2,689,504
                  Edge Star Partners LLC
   10,000,000       First Lien Term Loan, 8.02%, 11/18/06 .....     10,125,000
    6,000,000       Second Lien Term Loan, 14.27%, 11/18/06 ...      6,075,000
    2,143,382     Giraffe Intermediate, LLC
                    Mezzanine Note A-1, 6.32%, 08/09/07 .......      2,143,382
    3,886,842     Lion Gables Realty LP
                    Term Loan, 6.32%, 09/30/06 ................      3,908,414
                  LNR Property Corp.
    1,370,467       Tranche A Term Loan, 7.57%, 02/03/08 ......      1,379,032
   12,223,395       Tranche B Term Loan, 7.57%, 02/03/08 ......     12,341,717
                  Morningside Assisted Living
    1,998,622       Mezzanine Loan, 11.75%, 10/12/08 ..........      1,998,622
    1,498,967       Senior Mortgage Loan, 7.50%, 10/12/08 .....      1,498,967
      606,618     MPO Intermediate LLC
                    Mezzanine Note A-1, 6.32%, 08/09/07 .......        606,618
    2,985,00      Palmdale Hills Property LLC
                    First Lien Term Loan, 7.61%, 05/19/10 .....      2,985,000
    2,992,500     Panolam Industries Ltd.
                    Term Loan, 7.28%, 09/30/12 ................      3,037,387
                  Spanish Peaks Holdings LLC
      751,997       Tranche A Credit-Linked Deposit,
                    4.43%, 08/10/11 ...........................        759,517
    1,703,670       Tranche B Term Loan, 6.90%, 08/10/11 ......      1,716,447
    5,500,000     TE/TOUSA Mezzanine LLC
                    Senior Mezzanine Loan, 10.25%, 08/01/09 ...      5,513,750
    2,000,000     Trustreet Properties, Inc.
                    Term Loan, 6.57%, 04/08/10 ................      2,020,000
    5,000,000     Woodlands Commercial Property Co.
                    Bridge Loan, 7.36%, 02/28/08 ..............      5,037,500
      968,000     Yellowstone Mountain Club, LLC
                    Loan, 6.98%, 09/30/10 .....................        973,150
                                                                 -------------
                                                                    67,315,257
                                                                 -------------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

INFORMATION TECHNOLOGY - 4.8%
      925,000     ACI Billing Services, Inc.
                    First Lien Term Loan, 7.59%, 04/18/10 .....        936,562
    1,995,000     Avago Technologies
                    Tranche B-1 Term Loan, 7.07%, 12/01/12 ....      2,001,224
    2,000,000     ClientLogic Corp.
                    Second Lien Term Loan, 13.55%, 09/03/12 ...      2,010,000
    6,000,000     Comsys Information Services
                    Second Lien Term Loan, 12.16%, 10/31/10 ...      6,015,000
                  Corel Corp.
    2,936,859       First Lien Term Loan, 8.82%, 02/16/10 .....      2,951,543
    2,000,000       Second Lien Term Loan, 12.57%, 08/15/10 ...      2,010,000
      960,323     Data Transmissions Network Corp.
                    Tranche B Term Loan, 7.62%, 03/17/12 ......        969,926
                  GXS Corp.
    2,000,000       First Lien Term Loan, 13.68%, 06/20/11 ....      1,975,000
    2,000,000       Second Lien Term Loan, 9.66%, 12/20/11 ....      2,010,000
                  Infor Global Solutions European
                    Finance S.A.R.L.
    1,080,000       Euro Revolving Credit, 7.86%, 04/18/10 (d)       1,066,500
    1,791,000       First Lien Term Loan, 7.82%, 04/18/11 .....      1,792,110
    1,500,000       Second Lien Lux Term Loan, 11.82%, 04/18/12      1,535,625
    2,886,251     IPC Acquisition Corp.
                    First Lien Tranche B Term Loan,
                    7.21%, 08/05/11 ...........................      2,924,119
                  Magellan Holdings, Inc.
    2,189,000       First Lien Term Loan, 7.57%, 04/18/11 .....      2,190,357
    2,500,000       Second Lien U S Term Loan, 11.82%, 04/18/12      2,559,375
    3,339,080     Per-Se Technologies, Inc.
                    Term Loan, 6.79%, 01/06/13 ................      3,389,167
   12,437,500     SunGard Data Systems, Inc.
                    U S Term Loan, 7.22%, 02/11/13 ............     12,623,441
      483,781     Telcordia Technologies, Inc.
                    Term Loan, 7.31%, 09/15/12 ................        478,034
    2,250,000     Transfirst Holdings, Inc.
                    Second Lien Term Loan, 12.06%, 03/31/11 ...      2,283,750
    2,693,911     UGS Corp.
                    Replacement Term Loan, 6.61%, 05/27/11 ....      2,729,821
    4,950,000     Viasystems, Inc.
                    Replacement Tranche B Term Loan,
                    8.83%, 09/30/09 ...........................      4,996,431
                                                                 -------------
                                                                    59,447,985
                                                                 -------------
MANUFACTURING - 2.0%
    1,440,156     AIRXCEL, Inc.
                    First Lien Term Loan, 7.63%, 08/31/12 .....      1,458,158
    1,944,444     CI Acquisition, Inc.
                    Term Loan B, 6.63%, 10/17/12 ..............      1,980,903

8  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
MANUFACTURING (CONTINUED)
    1,500,000     Coinmach Corp.
                    Tranche B-1 Term Loan, 7.13%, 12/16/12 ....      1,525,005
      828,947     Euramax International Holdings B.V.
                    Second Lien European Term Loan,
                    11.54%, 06/29/13 ..........................        815,477
                  Euramax International, Inc.
    2,996,496       First Lien Domestic Term Loan,
                    7.25%, 06/28/12 (b) .......................      2,995,238
    1,671,053       Second Lien Domestic
                    Term Loan, 11.54%, 06/29/13 ...............      1,625,099
    8,982,500     Mueller Group LLC
                    Term Loan, 6.84%, 10/03/12 ................      9,104,842
    1,773,784     Polypore, Inc.
                    U S Term Loan, 7.53%, 11/12/11 ............      1,784,320
                  Terex Corp.
      354,496       Incremental Term Loan, 7.34%, 12/31/09 ....        359,147
    3,526,545       Term Loan, 6.84%, 07/03/09 ................      3,575,036
                                                                 -------------
                                                                    25,223,225
                                                                 -------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.9%
    2,500,000     Alpha Natural Resources LLC
                    Tranche B Term Loan, 6.32%, 10/26/12 ......      2,513,800
    1,795,000     AMR Technologies, Inc.
                    Term Loan, 8.00%, 08/31/09 ................      1,799,487
    2,500,000     James River Coal Co.
                    Credit Linked Certificate of Deposit,
                    4.57%, 11/30/11 ...........................      2,537,500
    9,179,887     Murray Energy Corp.
                    Tranche B Term Loan, 7.61%, 01/28/10 ......      9,208,528
                  Trout Coal Holdings LLC
    6,955,000       First Lien Term Loan, 7.73%, 03/23/11 .....      6,920,225
      500,000       Second Lien Term Loan, 11.24%, 03/23/12 ...        497,500
                                                                 -------------
                                                                    23,477,040
                                                                 -------------
NONFERROUS METALS/MINERALS - 0.2%
    2,737,500     Techs Industries, Inc. (The)
                    Term Loan, 7.61%, 01/14/10 ................      2,740,922
                                                                 -------------
RETAIL - 7.0%
   26,350,119     Blockbuster Entertainment Corp.
                    Tranche B Term Loan, 8.73%, 08/20/11 (b) ..     25,658,691
    2,970,000     Dollarama Group LP
                    Term Loan B, 6.92%, 11/18/11 ..............      2,999,700
    2,683,453     Harbor Freight Tools USA
                    Term Loan, 6.82%, 07/15/10 ................      2,710,717
   26,953,361     Home Interiors & Gifts, Inc.
                    Initial Term Loan, 9.81%, 03/31/11 ........     25,285,757
      995,000     MAPCO Express, Inc./MAPCO Family Centers, Inc.
                    Term Loan, 7.26%, 04/28/11 ................      1,008,681

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------
RETAIL (CONTINUED)
                  Movie Gallery, Inc.
    1,520,263       Term Loan A, 8.03%, 04/27/11 ..............      1,429,047
   15,399,437       Term Loan B, 8.28%, 04/27/11 (b) ..........     14,451,448
    8,781,646     Neiman Marcus Group, Inc. (The)
                    Term Loan, 6.95%, 04/06/13 ................      8,916,532
    4,000,000     Oriental Trading Co., Inc.
                    Second Lien Term Loan, 9.31%, 01/08/11 ....      4,052,480
                                                                 -------------
                                                                    86,513,053
                                                                 -------------
SERVICE  - ENVIRONMENTAL SERVICES - 1.0%
                  Allied Waste North America, Inc.
    4,918,367       Term Loan, 6.44%, 01/15/12 (b) ............      4,974,338
    1,909,531       Tranche A Credit Linked Deposit,
                    6.39%, 01/15/12 (b) .......................      1,932,503
    3,370,000     Audio Visual Services Corp.
                    Term Loan, 7.28%, 05/18/11 ................      3,403,700
    1,727,273     Envirocare of Utah LLC
                    Term Loan, 7.38%, 04/13/10 ................      1,746,705
                                                                 -------------
                                                                    12,057,246
                                                                 -------------
SERVICE - OTHER SERVICES - 1.8%
    4,138,889     Brickman Group Holdings, Inc.
                    Term Loan, 9.81%, 11/15/09 ................      4,128,542
    1,297,872     Headwaters, Inc.
                    First Lien Term Loan B-1,
                    6.86%, 04/30/11 ...........................      1,314,095
                  NES Rentals Holdings, Inc.
    1,080,000       First Lien Term Loan, 6.98%, 08/17/09 .....      1,082,700
          167       Revolver, 8.00%, 08/17/09 (d)                          166
    2,966,165       Second Lien Term Loan, 10.47%, 08/17/10 ...      3,010,657
    3,000,000     Penhall International Corp.
                    Second Lien Term Loan, 11.21%, 11/01/10 ...      3,037,500
    1,000,000     Survey Sampling International LLC
                    Second Lien Term Loan, 11.78%, 05/06/12 ...      1,010,620
                  United Rentals, Inc.
    5,592,360       Initial Term Loan, 6.86%, 02/14/11 ........      5,664,614
    3,229,596       Tranche B Credit Linked Deposit,
                    6.64%, 02/14/11 ...........................      3,269,966
                                                                 -------------
                                                                    22,518,860
                                                                 -------------
TELECOMMUNICATIONS - 3.9%
    1,995,000     Maritime Telecommunications
                    Network, Inc.
                    First Lien Term Loan, 7.48%, 04/07/11 .....      2,004,975
                  Millennium Digital Media Systems LLC
    1,405,668       Facility A Revolver, 10/31/08 (b) .........      1,416,210
   21,092,257       Facility B Term Loan 10/31/08 (b) .........     21,303,179
    2,403,009       Facility C Term Loan, 8.74%, 10/31/08 (b) .      2,421,031
                  NTELOS, Inc.
    1,242,462       First Lien Term B Advance, 7.11%, 08/24/11       1,257,223
    1,500,000       Second Lien Term Loan, 9.61%, 02/24/12 ....      1,518,510

                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  9

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   10,412,481     PanAmSat Corp.
                    Tranche B-1 Term Loan,
                    6.49%, 08/20/11 (b) .......................     10,545,761
                  Sorenson Communications, Inc.
    4,000,000       First Lien Term Loan B, 7.49%, 11/15/12 ...      4,061,280
    1,000,000       Second Lien Term Loan, 11.49%, 05/15/12 ...      1,025,840
    3,000,000     Stratus Global
                    Term B Facility, 02/15/12 (b) .............      3,036,570
                                                                 -------------
                                                                    48,590,579
                                                                 -------------
TELECOMMUNICATIONS - CLEC - 1.0%
    7,875,000     Consolidated Communications, Inc.
                    Term Loan D, 6.34%, 10/14/11 ..............      7,956,270
    3,933,070     RCN Corp.
                    Term Loan, 8.81%, 12/21/11 ................      4,001,899
                                                                 -------------
                                                                    11,958,169
                                                                 -------------
TELECOMMUNICATIONS - DATA/INTERNET - 0.2%
    2,000,000     Pine Tree Holdings/Country Road
                    Communications, Inc.
                    Second Lien Tranche B Term Loan,
                    12.55%, 07/15/13 ..........................      2,035,000
                                                                 -------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.8%
    5,000,000     FairPoint Communications, Inc.
                    Replacement B Term Loan, 6.31%, 02/08/12 ..      5,034,400
    1,000,000     Hawaiian Telcom Communications
                    Tranche B Term Loan, 6.78%, 10/31/12 ......      1,009,550
                  Qwest Corp.
    4,000,000       Tranche A Term Loan, 9.32%, 06/30/07 ......      4,111,400
    4,000,000       Tranche B Term Loan, 6.95%, 06/30/10 (c) ..      4,076,680
                  WestCom Corp.
    6,000,000       Second Lien Term Facility, 11.79%, 06/17/11      6,105,000
    2,301,642       Tranche B Term Loan, 7.53%, 12/17/10 ......      2,305,969
                                                                 -------------
                                                                    22,642,999
                                                                 -------------
TRANSPORTATION - AUTO - 3.9%
    3,765,101     Carey International, Inc.
                    Second Lien Term Loan, 16.52%, 05/10/12 ...      3,459,187
                  Delphi Corp.
    1,000,000       Revolver, 06/18/09 (b) ....................      1,039,160
    8,403,133       Term Loan, 13.00%, 06/14/11 ...............      8,886,313
    1,500,000       Tranche B DIP Term Loan, 7.38%, 10/08/07 ..      1,526,250
    4,500,000     Environmental Systems
                    Products Holdings Second Lien
                    Term Loan, 14.71%, 12/12/10 ...............      4,590,000
                  Federal-Mogul Corp.
    1,500,000       DIP Term Loan, 6.56%, 12/09/06 ............      1,508,430
    1,457,559       Supplemental Revolver, 8.35%, 03/31/06 (d)       1,461,203
      573,404       Tranche C Term Loan, 8.35%, 03/31/06 ......        576,271

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------
TRANSPORTATION - AUTO (CONTINUED)
    3,500,000     Goodyear Tire & Rubber Co.
                    Third Lien Term Loan, 7.81%, 03/01/11 .....      3,518,970
                  Hayes Lemmerz International, Inc.
    3,175,880       Term Loan B, 7.78%, 06/03/09 ..............      3,186,487
    1,000,000       Term Loan C, 06/03/10 (b) .................        983,000
                  Hertz Corp. (The)
      555,556       Letter of Credit, 4.50%, 12/21/12 .........        565,000
    3,793,333       Tranche B Term Loan, 6.89%, 12/21/12 ......      3,855,999
                  Key Plastics LLC
    4,421,566       Term Loan B, 7.65%, 06/29/10 ..............      4,421,566
    2,279,091       Term Loan C, 10.41%, 06/24/11 .............      2,233,509
    1,302,252     Plastech, Inc.
                    Term Loan B, 9.28%, 03/31/10 ..............      1,234,535
    2,000,000     RJ Tower Corp.
                    Tranche B DIP Term Loan, 7.25%, 02/02/07 ..      2,035,360
    1,947,170     Tire Rack Holdings, Inc.
                    Tranche B Term Loan, 6.78%, 06/24/12 ......      1,971,509
      723,333     United Components, Inc.
                    Tranche C Term Loan, 7.22%, 06/30/10 ......        734,639
                                                                 -------------
                                                                    47,787,388
                                                                 -------------
TRANSPORTATION - LAND - 1.3%
      595,102     Ozburn-Hessey Holding Co., LLC
                    Term Loan, 7.29%, 08/10/12 ................        603,284
                  Quality Distribution, Inc.
    2,427,481       Synthetic Letters of Credit,
                    4.43%, 11/13/09 ...........................      2,439,618
    5,662,189       Term Loan, 7.57%, 11/13/09 ................      5,690,500
      964,646       Term Loan, 7.57%, 11/13/09 (e) ............        969,470
      821,771     SIRVA Worldwide, Inc.
                    Tranche B Term Loan, 8.56%, 12/01/10 ......        792,318
    5,860,313     Transport Industries, LP
                    Term Loan B, 7.19%, 09/30/11 (b) ..........      5,929,933
                                                                 -------------
                                                                    16,425,123
                                                                 -------------
UTILITIES - 7.9%
    4,566,551     Allegheny Energy, Inc.
                    Term Advances, 5.63%, 03/08/11 ............      4,603,312
    2,000,000     ANP Funding I, LLC
                    Tranche A Term Loan, 8.21%, 07/29/10 ......      2,017,500
    4,500,000     Astoria Generating Co. Acquisitions, LLC
                    Second Lien Term Loan C, 08/23/13 (b) .....      4,595,625
                  Boston Generating LLC
       15,918       DSR Letter of Credit, 03/31/06 (b) ........         23,081
    1,418,919       First Lien Series A Term Advance,
                    09/30/10 (b) ..............................      1,453,796
       81,081       First Lien Series B Term Advance,
                    09/30/10 (b) ..............................         83,074
       45,275       Project Letter of Credit, 03/31/06 (b) ....         65,648
      828,326       Project Term Loan, 03/31/06 (b) ...........      1,201,072
      110,482       Working Capital Letter of Credit,
                    03/31/06 (b) ..............................        160,199

10  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

SENIOR LOAN NOTES (CONTINUED)
UTILITIES (CONTINUED)
    4,899,497     Calpine Construction Finance Co. LP
                    First Lien Term Loan, 10.57%, 08/26/09 ....      5,211,840
                  Calpine Corp.
    4,000,000       First Lien Revolver, 12/20/07 (b) .........      3,960,000
    3,446,809       First Lien Term Loan, 12/20/07 (b) ........      3,502,819
   14,359,818       Second Lien Term Loan B,
                    10.35%, 07/16/07 (f) ......................     13,218,213
                  CenterPoint Energy, Inc.
    3,636,200       Term Loan, 6.09%, 04/30/10 ................      3,638,454
    3,990,000       Term Loan, 6.92%, 04/30/10 ................      3,992,474
                  Covanta Energy Corp.
    1,658,537       Letter of Credit Term Loan,
                    4.53%, 06/24/12 ...........................      1,683,415
    1,118,598       Term Loan, 7.53%, 06/24/12 ................      1,139,571
                  El Paso Corp.
    2,500,000       Deposit Accounts, 4.11%, 11/23/09 .........      2,526,400
    8,369,516       Term Loan, 7.31%, 11/23/09 ................      8,473,466
    3,223,743     Infrasource, Inc.
                    Term Loan, 7.53%, 09/30/10 ................      3,239,862
                  KGen, LLC
    1,985,000       Tranche A Term Loan, 7.15%, 08/05/11 ......      1,985,000
       35,187       Tranche B Term Loan, 13.53%, 08/05/11 .....         35,363
    1,357,920     Midwest Generation LLC
                    Term Loan, 6.35%, 04/27/11 ................      1,376,089
                  NATG Holdings LLC
       72,073       Credit Linked Certificate of Deposit,
                    6.81%, 01/23/09 ...........................         67,748
      126,579       Term Loan A, 01/23/09 (d) .................         29,746
       92,678       Term Loan B1, 11.50%, 01/23/10 ............         21,779
        9,144       Term Loan B2, 11.50%, 01/23/10 ............          8,595
                  NRG Energy, Inc.
    3,527,598       Credit Linked Certificate of Deposit,
                    6.62%, 02/02/13 (f) .......................      3,559,700
   15,472,402       Term Loan, 6.57%, 02/01/13 (b) ............     15,644,764
    4,541,692     Riverside Energy Center LLC
                    Term Loan, 8.92%, 06/24/11 ................      4,609,817
                  Rocky Mountain Energy Center LLC
      361,073       Credit Linked Certificate of Deposit,
                    8.92%, 06/24/11 ...........................        366,489
    3,142,331       Term Loan, 8.92%, 06/24/11 ................      3,189,466
                  Thermal North America, Inc.
      500,000       Credit Linked Certificate of Deposit,
                    6.32%, 10/12/13 ...........................        503,440
    1,496,964       Term Loan, 6.28%, 10/12/13 ................      1,507,263
                                                                 -------------
                                                                    97,695,080
                                                                 -------------
WIRELESS - CELLULAR/PCS - 3.4%
    4,111,181     Centennial Cellular Operating Co.
                    Term Loan, 6.64%, 02/09/11 ................      4,171,286
   14,850,000     Cricket Communications, Inc.
                    Term Loan B, 7.03%, 01/10/11 ..............     15,063,543
                  MetroPCS, Inc.
   10,850,000       First Lien Tranche B Term Loan,
                    9.50%, 05/27/11 ...........................     11,198,068
   10,800,000       Second Lien Term Loan,
                    12.00%, 05/27/12 ..........................     11,394,000
                                                                 -------------
                                                                    41,826,897
                                                                 -------------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

WIRELESS - WIRELESS INFRASTRUCTURE - 0.3%
    1,990,000     CellNet Data Systems, Inc.
                    First Lien Term Loan B, 7.53%, 04/26/12 ...      2,024,825
    1,995,000     DPI Holdings, LLC
                    Term Loan, 6.65%, 09/30/10 ................      1,985,025
                                                                 -------------
                                                                     4,009,850
                                                                 -------------
                    Total Senior Loan Notes
                    (Cost $1,409,883,299) .....................  1,421,873,172
                                                                 -------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 5.0%
GERMANY - 0.9%
EUR
    3,625,000       debitel (Netherlands) Holding BV
                    Second Lien Facility, 9.49%, 06/11/14 .....      4,449,404
                  debitel Konzernfinanzierungs GmbH
    1,125,000       Term Facility B, 5.24%, 06/11/13 ..........      1,352,186
      803,571       Term Facility C1, 5.74%, 06/11/14 .........        968,041
      321,429       Term Facility C2, 5.74%, 06/11/14 .........        389,363
                  iesy Hessen GmbH & Co.
    1,500,000       Facility B, 5.39%, 02/14/13 ...............      1,801,574
    1,500,000       Facility C, 5.89%, 02/14/14 ...............      1,804,167
                                                                 -------------
                                                                    10,764,735
                                                                 -------------
ITALY - 0.6%
EUR
                  Prysmian Cables & Systems, Inc.
    3,461,538       Second Lien Term Loan, 9.44%, 01/20/15 ....      4,240,018
      875,000       Euro Term Loan B, 5.07%, 08/04/12 .........      1,048,560
      875,000       Euro Term Loan C2, 4.75%, 08/04/12 ........      1,048,435
    1,038,462       Second Lien Tranche C Term Loan,
                    9.44%, 01/20/15 ...........................      1,272,006
                                                                 -------------
                                                                     7,609,019
                                                                 -------------
SWITZERLAND - 0.2%
EUR
    2,077,716     Merisant Co.
                    Tranche A (Euro) Term Loan,
                    5.79%, 01/11/09 ...........................      2,399,746
                                                                 -------------
UNITED KINGDOM - 3.3%
GBP
                  Debenhams Finance Holdings PLC
    1,500,000       Sterling Tranche B, 7.34%, 04/25/13 .......      2,612,798
    1,500,000       Sterling Tranche C, 7.84%, 04/25/14 .......      2,618,367
                  Peacock Group (The)
    2,250,000       Facility B, 7.33%, 10/30/13 ...............      3,974,795
    2,250,000       Facility C, 7.83%, 10/30/14 ...............      3,974,795
    3,125,000     PlayPower, Inc.
                    Add-on Term Loan,
                    7.63%, 12/18/09 ...........................      5,547,912
                  Red Football Ltd.
    1,250,000       Facility B Term Loan,
                    7.85%, 05/11/13 ...........................      2,220,544
    1,250,000       Facility C Term Loan,
                    8.35%, 05/11/14 ...........................      2,226,016

                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 11

FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND



PRINCIPAL AMOUNT ($)                                                 VALUE ($)
-------------------                                                  ---------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)
UNITED KINGDOM (CONTINUED)
GBP
    1,399,358     SunGard U K Holdings Ltd.
                    U K Term Loan, 7.13%, 02/11/13 ............      2,464,402
    3,938,551     Teesside Power Ltd.
                    Term Loan, 5.44%, 04/01/08 ................      6,880,151
                  Trinitybrook PLC
    2,500,000       Term Loan B1, 7.32%, 07/31/13 .............      4,392,490
    2,500,000       Term Loan C1, 7.32%, 07/31/14 .............      4,402,691
                                                                 -------------
                                                                    41,314,961
                                                                 -------------
                    Total Foreign Variable Rate
                    Senior Loan Notes
                    (Cost $61,709,623) ........................     62,088,461
                                                                 -------------
      SHARES
     --------
COMMON STOCKS (G) - 1.3%
TELECOMMUNICATIONS - 0.0%
        2,167     Eningen Realty (h) ..........................              0
                                                                 -------------
UTILITIES - 1.0%
      490,818     Mirant Corp. ................................     12,074,116
       40,800     NATG Holdings LLC (h) .......................              0
                                                                 -------------
                                                                    12,074,116
                                                                 -------------
WIRELESS - CELLULAR/PCS - 0.3%
       76,137     Leap Wireless International, Inc. ...........      3,206,129
                                                                 -------------
                    Total Common Stocks
                    (Cost $8,263,621) .........................     15,280,245
                                                                 -------------
PREFERRED STOCK - 0.0%
MANUFACTURING - 0.0%
       14,382     Superior Telecom, Inc., Series A ............         12,225
                                                                 -------------
                    Total Preferred Stock
                    (Cost $14,382) ............................         12,225
                                                                 -------------
       UNITS
      -------
WARRANTS (G) (H) - 0.0%
GAMING/LEISURE - GAMING - 0.0%
           10     OpBiz LLC, expires 08/11/09 .................              0
       32,173     OpBiz LLC, expires 08/11/09 .................              0
                                                                 -------------
                    Total Warrants
                    (Cost $0) .................................              0
                                                                 -------------
CLAIMS (I) - 0.1%
UTILITIES - 0.1%
   28,000,000     Mirant Corp. ................................      1,586,760
                                                                 -------------
                    Total Claims
                    (Cost $0) .................................      1,586,760
                                                                 -------------
TOTAL INVESTMENTS - 121.4% ....................................  1,500,840,863
                                                                 -------------
  (Cost of $1,479,870,925) (j)
                                                                    VALUE ($)
                                                                    ---------
OTHER ASSETS & LIABILITIES, NET - (21.4)% .....................   (264,396,005)
                                                                 -------------
NET ASSETS - 100.0% ...........................................  1,236,444,858
                                                                 =============

-----------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Fixed rate senior loan
(d) Senior Loan Notes have additional unfunded loan committments. See Note 10.
(e) Loans held on participation.
(f) The issuer is in default of certain debt covenants. Income is not being accrued.
(g) Non-income producing security.
(h) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(i) Security is the result of company restructuring that will be converted to equity upon the conclusion of court proceedings.
(j) Cost for Federal income tax purposes is $1,480,729,237.

CLEC Competitive Local Exchange Carrier
DE   Delaware
DIP  Debtor in Possession
DSR  Debt Service Reserve
EUR  Euro Currency
GBP  Great Britain Pound

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                            (% of Total Net Assets)

            Retail ............................ 1.8%
            Manufacturing ..................... 1.1%
            Wireless - Cellular/PCS ........... 0.5%
            Utilities ......................... 0.5%
            Gaming/Leisure - Other Leisure .... 0.4%
            Cable - International Cable ....... 0.3%
            Information Technology ............ 0.2%
            Food/Tobacco - Food/Tobacco
               Producers ...................... 0.2%
                                                ---
                                                5.0%
                                                ===


12  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2006 (UNAUDITED)              HIGHLAND FLOATING RATE ADVANTAGE FUND


                                                                                                      ($)
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $1,479,870,925) ..............................................    1,500,840,863
   Cash .....................................................................................       97,742,218
   Foreign currency (Cost $8,051,860) .......................................................        8,052,734
   Receivable for:
         Investments sold ...................................................................       31,952,317
         Fund shares sold ...................................................................       19,590,076
         Interest and fees ..................................................................       13,356,581
   Other assets .............................................................................           64,993
                                                                                               ---------------
             Total assets ...................................................................    1,671,599,782

LIABILITIES:
   Notes payable ............................................................................      235,000,000
   Net discount and unrealized appreciation on unfunded transactions (Note 10) ..............          139,148
   Payable for:
         Investments purchased ..............................................................      194,584,663
         Distributions ......................................................................        2,000,953
         Investment advisory fee (Note 4) ...................................................        1,613,095
         Administration fee (Note 4) ........................................................          213,237
         Trustees' fees (Note 4) ............................................................           16,667
         Distribution and service fees (Note 4) .............................................          532,459
         Interest expense (Note 8) ..........................................................          642,958
   Accrued expenses and other liabilities ...................................................          411,744
                                                                                               ---------------
             Total liabilities ..............................................................      435,154,924
                                                                                               ---------------
NET ASSETS ..................................................................................    1,236,444,858
                                                                                               ===============

COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................................    1,209,948,303
   Overdistributed net investment income ....................................................         (415,442)
   Accumulated net realized gain on investments and foreign currency transactions ...........        5,745,311
   Net unrealized appreciation on investments, translation of assets and liabilities
         denominated in foreign currency and unfunded transactions ..........................       21,166,686
                                                                                               ---------------
NET ASSETS ..................................................................................    1,236,444,858
                                                                                               ===============

CLASS A
   Net assets ...............................................................................      504,460,969
   Shares outstanding (unlimited shares authorized) .........................................       40,826,628
   Net asset value per share  (Net assets/Shares outstanding) ...............................          12.36(a)
   Maximum offering price per share (100 / 96.50 of $12.36) .................................          12.81(b)

CLASS B
   Net assets ...............................................................................      121,312,692
   Shares outstanding (unlimited shares authorized) .........................................        9,817,884
   Net asset value and offering price per share  (Net assets/Shares outstanding) ............          12.36(a)

CLASS C
   Net assets ...............................................................................      527,125,698
   Shares outstanding (unlimited shares authorized) .........................................       42,656,601
   Net asset value and offering price per share  (Net assets/Shares outstanding) ............          12.36(a)

CLASS Z
   Net assets ...............................................................................       83,545,499
   Shares outstanding (unlimited shares authorized) .........................................        6,761,829
   Net asset value, offering and redemption price per share (Net assets/Shares outstanding) .            12.36

----------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $100,000 or more, the offering price is reduced.


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  13

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)        HIGHLAND FLOATING RATE ADVANTAGE FUND


                                                                                                        ($)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .................................................................................       49,382,934
   Dividends ................................................................................              683
   Facility and other fees ..................................................................           39,850
                                                                                               ---------------
             Total investment income                                                                49,423,467

EXPENSES
   Investment advisory fee (Note 4) .........................................................        2,819,637
   Administration fee (Note 4) ..............................................................        1,285,846
   Accounting services fee ..................................................................          189,586
   Distribution fee (Note 4):
         Class A ............................................................................          203,655
         Class B ............................................................................          276,653
         Class C ............................................................................        1,351,487
   Service fee (Note 4):
         Class A ............................................................................          509,139
         Class B ............................................................................          153,696
         Class C ............................................................................          563,120
   Transfer agent fee .......................................................................          419,435
   Professional fees ........................................................................          100,068
   Trustees' fees (Note 4) ..................................................................           59,110
   Custody fee ..............................................................................           85,347
   Registration fees ........................................................................           39,503
   Reports to shareholders ..................................................................          120,012
   Other expenses ...........................................................................          241,680
                                                                                               ---------------
             Total operating expenses .......................................................        8,417,974
   Interest expense (Note 8) ................................................................        4,772,528
   Facility expense .........................................................................          678,642
                                                                                               ---------------
             Total expenses .................................................................       13,869,144
   Fees and expenses waived or reimbursed by Investment Adviser (Note 4) ....................         (461,233)
                                                                                               ---------------
             Net expenses ...................................................................       13,407,911
                                                                                               ---------------
   Net investment income ....................................................................       36,015,556
                                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments .........................................................        8,928,241
   Net realized gain on foreign currency transactions .......................................          143,017
   Net change in unrealized appreciation on investments .....................................        6,429,347
   Net change in unrealized appreciation on unfunded transactions (Note 10) .................          123,388
   Net change in unrealized depreciation on translation of assets and liabilities denominated
         in foreign currency ................................................................         (282,859)
                                                                                               ---------------
   Net gain .................................................................................       15,341,134
                                                                                               ---------------
   Net increase in net assets from operations ...............................................       51,356,690
                                                                                               ===============

14  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND



                                                                                          SIX MONTHS ENDED
                                                                                          FEBRUARY 28, 2006            YEAR ENDED
                                                                                             (UNAUDITED)             AUGUST 31, 2005
                                                                                                 ($)                       ($)
                                                                                          --------------             --------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ................................................................       36,015,556                43,218,962
Net realized gain on investments and foreign currency transactions ...................        9,071,258                   447,820
Net change in unrealized appreciation on investments, translation of assets and
         liabilities denominated in foreign currency and unfunded transactions .......        6,269,876                 7,240,459
                                                                                          --------------             --------------
         Net increase from operations ................................................       51,356,690                50,907,241
                                                                                          --------------             --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
         Class A .....................................................................      (14,560,151)              (15,863,369)
         Class B .....................................................................       (4,194,661)               (6,648,815)
         Class C .....................................................................      (15,012,289)              (16,600,896)
         Class Z .....................................................................       (2,948,924)               (4,020,231)
                                                                                          --------------             --------------
         Total distributions declared to shareholders ................................      (36,716,025)              (43,133,311)
                                                                                          --------------             --------------
SHARE TRANSACTIONS
Class A
         Subscriptions ...............................................................      234,446,434               209,578,268
         Distributions reinvested ....................................................        9,556,117                10,245,197
         Redemptions .................................................................      (96,690,568)              (83,335,719)
                                                                                          --------------             --------------
         Net increase ................................................................      147,311,983               136,487,746
Class B
         Subscriptions                                                                               --                10,362,773
         Distributions reinvested ....................................................        2,553,354                 4,017,411
         Redemptions .................................................................       (7,439,131)              (15,567,850)
                                                                                          --------------             --------------
         Net decrease ................................................................       (4,885,777)               (1,187,666)
Class C
         Subscriptions ...............................................................      162,809,354               167,261,240
         Distributions reinvested ....................................................        8,737,840                11,115,461
         Redemptions .................................................................      (42,177,266)              (68,853,512)
                                                                                          --------------             --------------
         Net increase ................................................................      129,369,928               109,523,189
Class Z
         Subscriptions ...............................................................       28,971,872                40,633,785
         Distributions reinvested ....................................................        1,697,465                 1,870,278
         Redemptions .................................................................      (23,466,264)              (20,870,623)
                                                                                          --------------             --------------
         Net increase ................................................................        7,203,073                21,633,440
                                                                                          --------------             --------------
         Net increase from share transactions ........................................      278,999,207               266,456,709
                                                                                          --------------             --------------
         Total increase in net assets ................................................      293,639,872               274,230,639
                                                                                          --------------             --------------
NET ASSETS
Beginning of period ..................................................................      942,804,986               668,574,347
End of period (including undistributed and (overdistributed) net investment income of
         $(415,442) and $285,027, respectively) ......................................    1,236,444,858               942,804,986
                                                                                          ==============             ==============




                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  15

--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND



                                                                             SIX MONTHS ENDED
                                                                             FEBRUARY 28, 2006            YEAR ENDED
                                                                                (UNAUDITED)             AUGUST 31, 2005
                                                                             --------------             --------------
CHANGE IN SHARES
Class A
         Subscriptions ...................................................      19,077,358                 17,322,296
         Issued for distributions reinvested .............................         778,473                    846,869
         Redemptions .....................................................      (7,876,160)                (6,887,056)
                                                                             --------------             --------------
         Net increase ....................................................      11,979,671                 11,282,109
Class B
         Subscriptions ...................................................              --                    855,878
         Issued for distributions reinvested .............................         208,108                    332,132
         Redemptions .....................................................        (605,943)                (1,285,093)
                                                                             --------------             --------------
         Net decrease ....................................................        (397,835)                   (97,083)
Class C
         Subscriptions ...................................................      13,130,898                 13,815,400
         Issued for distributions reinvested .............................         839,352                    918,787
         Redemptions .....................................................      (3,432,415)                (5,686,448)
                                                                             --------------             --------------
         Net increase ....................................................      10,537,835                  9,047,739
Class Z
         Subscriptions ...................................................       2,360,067                  3,359,211
         Issued for distributions reinvested .............................         138,282                    154,587
         Redemptions .....................................................      (1,914,857)                (1,726,328)
                                                                             --------------             --------------
         Net increase ....................................................         583,492                  1,787,470

16  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)        HIGHLAND FLOATING RATE ADVANTAGE FUND


                                                                                                    ($)
--------------------------------------------------------------------------------------------------------------
INCREASE IN CASH AND FOREIGN CURRENCY
CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ..................................................................      36,015,556
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities .....................................................    (718,221,540)
   Proceeds from dispostion of investment securities ......................................     390,359,783
   Increase in interest and fees receivable ...............................................      (5,671,943)
   Increase in receivable for investments sold ............................................     (24,117,969)
   Decrease in other assets ...............................................................          78,823
   Decrease in deferred facility fees .....................................................         (36,337)
   Net amortization of premium (discount) .................................................        (558,092)
   Increase in payable for investments purchased ..........................................     112,241,127
   Decrease in mark-to-market on realized and unrealized gain (loss) on foreign currency ..        (139,842)
   Increase in payable for accrued affiliated expenses ....................................       1,208,934
   Increase in other expenses and liabilities .............................................          76,984
                                                                                            ---------------
        Net cash and foreign currency flow used for operating activities ..................    (208,764,516)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Decrease in notes payable ..............................................................     (15,000,000)
   Decrease in interest payable ...........................................................         (15,480)
   Proceeds from shares sold ..............................................................     416,331,990
   Payment of shares redeemed .............................................................    (169,773,229)
   Distributions paid in cash .............................................................     (13,798,456)
                                                                                            ---------------
        Net cash flow provided by financing activities ....................................     217,744,825
                                                                                            ---------------
        Net increase in cash and foreign currency .........................................       8,980,309
CASH AND FOREIGN CURRENCY
   Beginning of the period ................................................................      96,814,643
                                                                                            ---------------
   End of the period ......................................................................     105,794,952
                                                                                            ===============


                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2006
CLASS A SHARES                           (UNAUDITED)            2005           2004          2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $    12.19         $    12.08     $    11.22      $    10.48     $    11.74    $   12.09
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment
  Operations:
Net investment income(a)                      0.43               0.67           0.56            0.81           0.83(b)      1.10
Net realized and unrealized gain (loss)
  on investments(a)                           0.18               0.11           0.89            0.74          (1.26)(b)    (0.32)
                                        ----------         ----------     ----------      ----------     ----------    ----------
Total from investment operations              0.61               0.78           1.45            1.55          (0.43)        0.78
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                   (0.44)             (0.67)         (0.59)          (0.81)         (0.83)       (1.13)
From net realized gains                         --                 --             --              --             --           --(c)
                                        ----------         ----------     ----------      ----------     ----------    ----------
Total distributions declared to
  shareholders                               (0.44)             (0.67)         (0.59)          (0.81)         (0.83)       (1.13)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    12.36         $    12.19     $    12.08      $    11.22     $    10.48    $   11.74
Total return(d)(e)                            5.13%(f)           6.56%(g)      13.14%          15.55%         (3.88)%       6.71%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses                            1.27%(h)           1.28%          1.29%(i)        1.38%(i)       1.38%(i)     1.37%(i)
Interest and facility expenses                1.03%(h)           0.72%          0.40%           0.73%          0.99%        2.04%
Net expenses(j)                               2.30%(h)           2.00%          1.69%(i)        2.11%(i)       2.37%(i)     3.41%(i)
Net investment income                         7.03%(h)           5.60%          4.73%(i)        7.67%(i)       7.25%(b)(i)  9.24%(i)
Waiver/reimbursement                          0.09%(h)           0.10%          0.18%           0.36%          0.32%        0.32%
Portfolio turnover rate                         30%(f)             85%           110%             90%            98%          65%
Net assets, end of period (000's)       $  504,461         $  351,557     $  212,205      $   85,166     $   69,733    $ 108,399

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge ("CDSC").
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(h) Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Net expense ratio has been calculated after applying any waiver/reimbursement.



18  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2006
CLASS B SHARES                           (UNAUDITED)            2005           2004          2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $    12.19         $    12.08     $    11.22      $    10.48     $    11.74    $   12.07
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income(a)                      0.40               0.63           0.53            0.78           0.78(b)      1.05
Net realized and unrealized gain (loss)
  on investments(a)                           0.18               0.11           0.88            0.73          (1.25)(b)    (0.30)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total from investment operations              0.58               0.74           1.41            1.51          (0.47)        0.75
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                   (0.41)             (0.63)         (0.55)          (0.77)         (0.79)       (1.08)
From net realized gains                         --                 --             --              --             --           --(c)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total distributions declared to
  shareholders                               (0.41)             (0.63)         (0.55)          (0.77)         (0.79)       (1.08)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    12.36         $    12.19     $    12.08      $    11.22     $    10.48    $   11.74
Total return(d)(e)                            4.95%(f)           6.19%(g)      12.75%          15.16%         (4.22)%       6.52%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses                            1.62%(h)           1.63%          1.64%(i)        1.73%(i)       1.73%(i)     1.72%(i)
Interest and facility expenses                1.03%(h)           0.72%          0.40%           0.73%          0.99%        2.04%
Net expenses(j)                               2.65%(h)           2.35%          2.04%(i)        2.46%(i)       2.72%(i)     3.76%(i)
Net investment income                         6.68%(h)           5.25%          4.50%(i)        7.34%(i)       6.90%(b)(i)  8.89%(i)
Waiver/reimbursement                          0.09%(h)           0.10%          0.18%           0.36%          0.32%        0.32%
Portfolio turnover rate                         30%(f)             85%           110%             90%            98%          65%
Net assets, end of period (000's)       $  121,313         $  124,500     $  124,589      $   76,379     $   68,157    $  80,609

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no CDSC.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(h) Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Net expense ratio has been calculated after applying any waiver/reimbursement.


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2006
CLASS C SHARES                           (UNAUDITED)            2005           2004          2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $    12.19         $    12.08     $    11.22      $    10.48     $    11.74    $   12.07
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income(a)                      0.40               0.61           0.50            0.76           0.76(b)      1.03
Net realized and unrealized gain (loss)
  on investments(a)                           0.18               0.11           0.89            0.74          (1.25)(b)    (0.30)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total from investment operations              0.58               0.72           1.39            1.50          (0.49)        0.73
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                   (0.41)             (0.61)         (0.53)          (0.76)         (0.77)       (1.06)
From net realized gains                         --                 --             --              --             --           --(c)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total distributions declared to
  shareholders                               (0.41)             (0.61)         (0.53)          (0.76)         (0.77)       (1.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    12.36         $    12.19     $    12.08      $    11.22     $    10.48    $   11.74
Total return(d)(e)                            4.88%(f)           6.03%(g)      12.57%          14.99%         (4.36)%       6.35%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses                            1.77%(h)           1.78%          1.79%(i)        1.88%(i)       1.88%(i)     1,87%(i)
Interest and facility expenses                1.03%(h)           0.72%          0.40%           0.73%          0.99%        2.04%
Net expenses(j)                               2.80%(h)           2.50%          2.19%(i)        2.61%(i)       2.87%(i)     3.91%(i)
Net investment income                         6.53%(h)           5.10%          4.19%(i)        7.14%(i)       6.75%(b)(i)  8.74%(i)
Waiver/reimbursement                          0.09%(h)           0.10%          0.18%           0.36%          0.32%        0.32%
Portfolio turnover rate                         30%(f)             85%           110%             90%            98%          65%
Net assets, end of period (000's)       $  527,126         $  391,455     $  278,731      $   80,572     $   61,811    $  64,074

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no CDSC.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(h) Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Net expense ratio has been calculated after applying any waiver/reimbursement.



20  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                        YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                      FEBRUARY 28, 2006
CLASS Z SHARES                           (UNAUDITED)            2005           2004          2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $    12.19         $    12.08     $    11.22      $    10.48     $    11.74    $   12.08
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income(a)                      0.45               0.71           0.59            0.78           0.86(b)      1.14
Net realized and unrealized gain (loss)
  on investments(a)                           0.18               0.11           0.90            0.81          (1.25)(b)    (0.31)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total from investment operations              0.63               0.82           1.49            1.59          (0.39)        0.83
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                   (0.46)             (0.71)         (0.63)          (0.85)         (0.87)       (1.17)
From net realized gains                         --                 --             --              --             --           --(c)
                                        ----------         ----------     ----------      ----------     ----------    ---------
Total distributions declared to
  shareholders                               (0.46)             (0.71)         (0.63)          (0.85)         (0.87)       (1.17)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    12.36         $    12.19     $    12.08      $    11.22     $    10.48    $   11.74
Total return(d)(e)                            5.32%(f)           6.93%(g)      13.52%          15.95%         (3.53)%       7.17%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses                            0.92%(h)           0.93%          0.94%(i)        1.03%(i)       1.03%(i)     1.02%(i)
Interest and facility expenses                1.03%(h)           0.72%          0.40%           0.73%          0.99%        2.04%
Net expenses(j)                               1.95%(h)           1.65%          1.34%(i)        1.76%(i)       2.02%(i)     3.06%(i)
Net investment income                         7.38%(h)           5.95%          4.93%(i)        7.21%(i)       7.60%(b)(i)  9.59%(i)
Waiver/reimbursement                          0.09%(h)           0.10%          0.18%           0.36%          0.32%        0.32%
Portfolio turnover rate                         30%(f)             85%           110%             90%            98%          65%
Net assets, end of period (000's)       $   83,545         $   75,293     $   53,049      $    5,178     $      140    $   2,850

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Total return is calculated using the Net Asset Value used for trading at the close of business on August 31, 2005.
(h) Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Net expense ratio has been calculated after applying any waiver/reimbursement.



                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND


NOTE 1. ORGANIZATION
Highland Floating Rate Advantage Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to provide a high level of current income consistent with preservation of capital.

FUND SHARES
The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

On March 3, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund discontinued selling Class B shares to new and existing investors following the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Please read the Fund's prospectus for additional details on Class B CDSC. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unreal-

--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

ized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan.

DETERMINATION OF CLASS NET ASSET VALUES
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:


                                           2005                2004
--------------------------------------------------------------------------------
         Distributions paid from:
--------------------------------------------------------------------------------
         Ordinary income*               $43,133,311        $21,394,034
--------------------------------------------------------------------------------
         Long-term capital gains             --                  --
--------------------------------------------------------------------------------
*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

    Undistributed   Undistributed
     Ordinary         Long-Term         Net Unrealized
      Income        Capital Gains        Appreciation*
--------------------------------------------------------
    $2,422,808         $--               $14,316,812
--------------------------------------------------------
*The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

Unrealized appreciation and depreciation at February 28, 2006, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation

--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

(depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation             $ 25,503,009
Unrealized depreciation               (5,141,383)
                                    ------------
Net unrealized appreciation         $ 20,361,626
                                    ============

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

          Year of               Capital Loss
         Expiration             Carryforward
---------------------------------------------------
            2011                 $ 3,018,341

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER1 FEES

INVESTMENT ADVISORY FEE
Highland Capital Management, L.P. ("Highland") is the investment adviser to the Fund. The Fund is accruing a monthly investment advisory fee based on the Fund's average daily managed assets at the following annual rates:

  Average Daily Managed Assets             Annual Fee Rate
--------------------------------------------------------------
         First $1billion                       0.45%
--------------------------------------------------------------
         Next $1billion                        0.40%
--------------------------------------------------------------
         Over $2 billion                       0.35%

Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowing constituting financial leverage).

For the six months ended February 28, 2006, the Portfolio's effective investment advisory fee rate was 0.44%.

Prior to April 15, 2004, the Fund's investment advisory agreement provided for an investment advisory fee based on the Fund's average daily managed assets, which includes assets acquired with leverage. Although the Fund's board and shareholders were informed that the new advisory agreements implemented commencing on April 15, 2004 in connection with a change in investment adviser would not change the fee structure, due to a scrivener's error the text of the agreement submitted to shareholders inadvertently provided for a fee based on the Fund's average daily net assets, which formulation would not include assets acquired with leverage.

At an in person meeting held on November 1, 2005, the Board of Trustees, including a majority of the Board's Independent Trustees, unanimously approved, subject to shareholder approval, a corrective amendment to the Fund's investment advisory agreement to revert to the intended fee schedule - that is, the schedule based on the Fund's average daily managed assets in effect on April 15, 2004. In the course of the review of the corrective amendment, the Board considered information about the Fund and its performance prior to and after Highland began managing the Fund and information about Highland and the nature, extent and quality of services provided by Highland because the Board concluded that the effectiveness of Highland's performance of its duties under the investment advisory agreement was potentially germane to a decision to approve the corrective amendment. The Board also concluded that the limited nature of the amendment and the circumstances leading to the need to consider the amendment rendered other information that it would normally review in the context of reapproving the entire investment advisory agreement not relevant to a decision to approve the amendment. Consequently, the Board concluded that, based on the materials presented to it at this meeting and conversations with representatives of Highland, the Fund's auditors, Fund counsel and independent counsel to the Independent Trustees, it would be unfair to penalize Highland for a drafting error in the investment advisory agreement given that (i) the prior Board had approved a fee schedule based on average daily managed assets, (ii) both the prior Board and Highland had intended that the Fund's shareholders approve a fee on the same basis and (iii) the fee described in the Fund's 2004 proxy statement and the investment advisory agreement was a mistake that should be corrected. The Board also noted that a substantial majority of closed-end funds that utilize leverage pay advisory fees based on total assets rather than net assets and that since Highland had become the Fund's investment adviser, the Fund had enjoyed performance superior to that of other leveraged bank loan funds and, on an adjusted basis, the other unleveraged bank loan funds. On December 2, 2005, the Fund filed preliminary proxy soliciting materials with the Securities and Exchange Commission (the "Commission") relating to the corrective amendment.

The Fund and Highland are currently discussing the matters set forth in such preliminary proxy soliciting materials with the staff of the Commission, which has questioned whether the Fund should seek an exemptive order in connection with the proposed amendment. Pending the outcome of such discussions and approval of the corrective amendment by shareholders of the Fund, the Fund will continue to accrue advisory fees on the basis of aver-

--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

age daily managed assets, but will escrow the difference between the advisory fees calculated on that basis and advisory fees calculated on the basis of average daily net assets.

ADMINISTRATION FEES
Highland provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the six months ended February 28, 2006, the effective administration fee rate was 0.24%.

SERVICE AND DISTRIBUTION FEES
PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2006, the Distributor received $150,018, $182,337 and $67,651 of CDSC on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate not to exceed 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor on an annual basis, not to exceed 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS
Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of investment advisory fees, administration fees, distribution and service fees, brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.15% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees of Highland.

The Fund pays Trustees who are not interested persons (as defined in the 1940
Act) each an annual retainer of $25,000 for services provided as Trustees of the Fund.

NOTE 5. PORTFOLIO INFORMATION
For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $718,221,540 and $390,359,783, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS
The Fund has adopted a fundamental policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2006, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the November and February Repurchase Offers, 8.38% and 5.00%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans"), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obliga-

--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

tions may be affected by economic developments in a specific industry.

At February 28, 2006, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                 Principal
       Selling Participant                       Amount            Value
---------------------------------------------------------------------------
       CSFB:
         Quality Distributions, Inc.
            Term Loan                            $964,646         $969,470


NOTE 8. LOAN AGREEMENT
Effective October 18, 2004, and amended on November 14, 2005, the Fund entered into a $400,000,000 secured loan agreement with Citicorp North America, Inc. ("Citicorp") replacing a previous agreement. The Fund is required to maintain certain asset coverage with respect to amounts outstanding under the agreement.

At February 28, 2006, the Fund had one term loan outstanding with Citicorp, totaling $235,000,000. The interest rate charged on this loan at February 28, 2006 was 4.58%. The average daily loan balance was $228,243,106 at weighted average interest rate of 4.11%. The Fund was required to maintain certain asset coverage with respect to the loan. Interest expense of $4,772,528 is included on the Statement of Operations.

NOTE 9. LOAN AGREEMENT ASSET COVERAGE
REQUIREMENTS

                                                    Asset
                                                Coverage per
                            Total Amount          $1,000 of
         Date               Outstanding          Indebtedness
----------------------------------------------------------------
         02/28/2006        $235,000,000           $7,089
----------------------------------------------------------------
         08/31/2005         250,000,000            5,129
----------------------------------------------------------------
         08/31/2004          95,000,000            8,038
----------------------------------------------------------------
         08/31/2003          59,500,000            5,156
----------------------------------------------------------------
         08/31/2002          74,000,000            3,701
----------------------------------------------------------------
         08/31/2001          88,000,000            3,908
----------------------------------------------------------------
         08/31/2001          19,000,000            6,739


NOTE 10. UNFUNDED LOAN COMMITMENTS
As of February 28, 2006, the Portfolio had unfunded loan commitments of $29,025,465, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                                        Unfunded
                                                          Loan
         Borrower                                      Commitment
         --------------------------------------------------------
         Covanta Energy Corp.                   $       1,000,000
         --------------------------------------------------------
         Cricket Communications, Inc.                   5,000,000
         --------------------------------------------------------
         Decrane Aircraft Holdings, Inc.                2,000,000
         --------------------------------------------------------
         Dobson Cellular Systems, Inc.                    625,000
         --------------------------------------------------------
         Eastman Kodak Co.                              2,411,765
         --------------------------------------------------------
         Federal-Mogul Corp.                              117,897
         --------------------------------------------------------
         Flatiron Re Ltd.                               2,121,053
         --------------------------------------------------------
         Hertz Corp.                                    1,172,000
         --------------------------------------------------------
         Infor Global Solutions S.A.R.L.                1,170,000
         --------------------------------------------------------
         Interstate Bakeries Corp.                      7,500,000
         --------------------------------------------------------
         NES Rentals Holdings, Inc.                       666,500
         --------------------------------------------------------
         Trump Entertainment Resorts, Inc.              1,741,250
         --------------------------------------------------------
         United Air Lines, Inc.                         3,500,000
         --------------------------------------------------------
                                                $      29,025,465
                                                =================

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND
CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

CURRENCY RISK
A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further,

--------------------------------------------------------------------------------
FEBRUARY 28, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

FOREIGN SECURITIES
Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risk may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volitile and the Adviser may not be able to sell the Fund's securities at times, in amounts and at prices it considers reasonable; (iii) the ecomomies of non-U.S. markets may grow at slower rates than expected or may experience a downturn or recession; and (iv) witholdings and other non-U.S. taxes may decrease the Fund's returns.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110



The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

HIGHLAND FLOATING RATE ADVANTAGE FUND      SEMI-ANNUAL REPORT, FEBRUARY 28, 2006

HIGHLAND FUNDS
MANAGED BY CAPITAL MANAGEMENT, L.P.

WWW.HIGHLANDFUNDS.COM                                                    SEMIADV

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               HIGHLAND FLOATING RATE ADVANTAGE FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              APRIL 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              APRIL 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              APRIL 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.